FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	¥ 1,948,640	¥ 1,889,255	¥ 1,738,896
Liabilities	1,012,402	974,181	¥ 851,194
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	23,574	25,077
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	7,313	3,223
Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	7,973	6,062
Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,293	804
Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	11,478	12,488
Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	6,020	2,419
Level 3 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	4,123	6,527
Level 3 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Derivative financial liabilities | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	7,313	3,223
Derivative financial liabilities | Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,293	804
Derivative financial liabilities | Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	6,020	2,419
Derivative financial liabilities | Level 3 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	0
Equity investments | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	730	767
Equity investments | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	2
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	114	179
Equity investments | Level 1 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	2
Equity investments | Level 2 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	0
Equity investments | Level 2 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	0
Equity investments | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	616	588
Equity investments | Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	0
Derivative financial liabilities | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	19,335	18,371
Derivative financial liabilities | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	7,857	5,883
Derivative financial liabilities | Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	11,478	12,488
Derivative financial liabilities | Level 3 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	0
Trade Receivables [Member] | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	3,507	5,939
Trade Receivables [Member] | Level 1 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	0
Trade Receivables [Member] | Level 2 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	0
Trade Receivables [Member] | Level 3 of fair value hierarchy | Financial assets at fair value through other comprehensive income
Disclosure of fair value measurement of assets [line items]
Assets	¥ 3,507	¥ 5,939